Investment Securities	12 Months Ended
Dec. 31, 2022
Investments, Debt and Equity Securities [Abstract]
Investment Securities
6	Investment securities

Investment securities consist of equity securities and debt securities.

(a)	Equity securities

The carrying amount and fair value of the investment securities by major security type and class of security as of December 31, 2021 and 2022 was as follows:

	Aggregate cost basis	Profits and losses from fair value changes	Aggregate fair value
	RMB	RMB	RMB
As of December 31, 2022:
Wealth management products	243,542,140	795,587	244,337,727

Total	243,542,140	795,587	244,337,727

	Aggregate cost basis	Profits and losses from fair value changes	Aggregate fair value
	RMB	RMB	RMB
As of December 31, 2021:
Wealth management products	845,888,854	1,158,441	847,047,295

Total	845,888,854	1,158,441	847,047,295

Wealth management products are investment products issued by commercial banks and other financial institutions in China. The wealth management products invest in a pool of liquid financial assets in the interbank market or exchange, including debt securities, asset backed securities, interbank lending, reverse repurchase agreements and bank deposits. The products can be redeemed on weekdays on demand.

(b)	Debt securities

The debt securities are in the form of an investment in partnership, made in December 2021 and 2022 and held- to-maturity corporate debt securities purchased in 2022. The partnership will return RMB10,000,000 to the Group quarterly, along with an 8% interest. The principle and interests are required to be fully repaid within 3 years. As of December 31, 2022, the investment has an amortized cost of RMB286,077,339 with an allowance for credit loss of RMB15,248,938, and the held-to-maturity debt securities have an amortized cost of RMB4,198,055 with an allowance for credit loss of RMB719,622. The Group has the intent and ability to hold the investments to maturity or payoff.